Marketable Securities	12 Months Ended
Dec. 31, 2017
Short-Term Investments and Loans/Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4b:-	MARKETABLE SECURITIES

	December 31
	2017	2016
	NIS in millions
Fair value through profit or loss securities
Shares (1)	29	10
Debentures	-	27
	29	37
Securities available for sale (Note 10)	700	175
	729	212

(1)	As of December 31, 2017 represents investments in Luzon group’s shares, for further details see Note 9a3.